Olstein Strategic Opportunities Fund
Olstein Strategic Opportunities Fund
Investment Objectives
The Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Olstein Funds.  More information about these and other discounts is available from your financial adviser and in this statutory prospectus under the section entitled “Shareholder Information” on page 29, and in the Fund’s statement of additional information (“SAI”) under the section entitled “Distributor” beginning on page 30.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Olstein Strategic Opportunities Fund		Adviser Class	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	5.50%	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original purchase price or the value of the shares upon redemption within one year of purchase)		none	none	[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)		none	none		none
Redemption Fees	[2]	none	none		none
[1]	Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more, that were not subject to a front-end sales charge are subject to a CDSC of 1.00% if sold within one year of the purchase date.
[2]	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Olstein Strategic Opportunities Fund		Adviser Class	Class A	Class C
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses	[1]	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses		1.36%	1.61%	2.36%
[1]	Other Expenses include acquired fund fees and expenses, which were 0.01% of the Fund's average net assets during the fiscal year ended June 30, 2014. Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

Expense Example:
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in each class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period, unless otherwise indicated.  The examples also assume that you earn a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Olstein Strategic Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Adviser Class	138	431	745	1,635
Class A	705	1,030	1,378	2,356
Class C	339	736	1,260	2,696

Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Olstein Strategic Opportunities Fund Class C	239	736	1,260	2,696

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.25% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its objectives by investing primarily in common stocks of small- and mid-sized companies (“small-cap” or “mid-cap” stocks) that the Fund’s investment adviser, Olstein Capital Management, L.P. (“OCM”), believes are selling at a significant discount to private market value. For purposes of this investment policy, the Fund considers “small- and mid-sized companies” to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index (as of March 31, 2015, the Index’s weighted average market capitalization was approximately $4.565 billion).

OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company’s underlying business.  OCM believes that the management of small- to mid-sized companies face unique strategic choices, challenges and problems, often as a result of the company’s size or expectations for growth.  The Fund may employ a distinctive approach; opportunistically engaging as an activist investor in small- to mid-sized companies where OCM perceives that such an approach is likely to add value to the investment process.  As a shareholder activist, OCM may invest in small- to mid-sized public companies that it believes are substantially undervalued, often seeking to influence management to undertake specific steps to increase shareholder value.  In such situations, OCM will normally approach company management on a constructive basis offering strategic advice and transactional experience.  The Fund may also provide additional exposure to activist situations by investing in companies that engage in the same manner as an activist investor or by investing in companies owned by other activist investors or private equity investors.

When evaluating stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company’s ability to generate sustainable free cash flow as well as its potential to grow.  When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company’s business.  OCM believes that in-depth analysis of financial statements reveals the success of a company’s strategy, the sustainability of its performance and the impact of management decisions on future cash flow.  OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.

OCM believes stock prices often fall below a company’s private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology.  The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM’s estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.

Although the Fund uses several valuation methods to determine private market value, all methods emphasize expected future free cash flow (after capital expenditures and working capital needs).  The Fund’s bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow.  Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, but the Fund’s foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Main Risks
There can be no assurance that the Fund will achieve its objectives.  Each of the risks listed below has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Stock Market Risk:  The Fund is subject to the risk that stock prices may decline over short or even extended periods of time.

Management Risk:  The investment techniques used by OCM may not produce the desired results and cause the Fund to underperform its benchmarks or mutual fund peers.

Small- and Mid-Sized Company Risk:  Small- and mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.

Value Investing Style Risk:  The Fund uses a value-oriented investment approach.  However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell the security, which can have a negative impact on Fund performance.  The Fund may invest in small- and mid-sized companies, which may have a smaller “float” (the number of shares that are available to trade) and attract less market interest, and, therefore, may be subject to liquidity risk.

Foreign Investing Risk:  Investing in foreign companies typically involves more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Fund and may include risks related to currency exchange rate fluctuations, country or government specific issues (for example, terrorism, war, social and economic instability, currency devaluations, and restrictions on foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Performance
The bar chart and tables shown below illustrate the variability of the Fund’s returns.  The bar chart indicates the risks of investing in Class C shares of the Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar year basis).  The tables show how the average annual returns of the Class A and Class C shares for the one-year, five-year and since-inception periods compare with those of the S&P 500® Index and Russell 2500TM Index. The S&P 500® Index represents a broad measure of market performance. The Russell 2500TM Index represents the market sector of small- and mid-sized companies in which the Fund invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://www.olsteinfunds.com or by calling (800) 799-2113.

Total Return for Class C as of 12/31*

*The above returns do not reflect the contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase.  If the CDSC was reflected, returns would be less than those shown above.

Total Return from January 1, 2015 to March 31, 2015: 4.61%
Best Quarter—Quarter ended June 30, 2009: 33.08%
Worst Quarter—Quarter ended December 31, 2008: -29.35%

Average Annual Total Returns for the Periods Ending December 31, 2014
Average Annual Returns Olstein Strategic Opportunities Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Since Inception		Inception Date
Class A	Class A Return Before Taxes	6.19%	[1]	16.87%	[1]	8.64%	[1]	Nov. 01, 2006
Class C	Class C Return Before Taxes	10.56%	[2]	17.33%		8.62%		Nov. 01, 2006
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	3.54%	[1]	15.95%	[1]	8.09%	[1]
After Taxes on Distributions Class C	Class C Return After Taxes on Distributions	7.61%	[2]	16.34%		8.05%
After Taxes on Distributions and Sale of Fund Shares Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	5.29%	[1]	13.55%	[1]	6.91%	[1]
After Taxes on Distributions and Sale of Fund Shares Class C	Class C Return After Taxes on Distributions and Sale of Fund Shares	7.97%	[2]	13.93%		6.89%
S&P 500® Index Class A Comparison (w/dividends reinvested)	S&P 500® Index (w/dividends reinvested)	13.69%		15.45%		7.43%		Nov. 01, 2006
Russell 2500TM Index Class A Comparison (w/dividends reinvested)	Russell 2500TM Index (w/dividends reinvested)	7.07%		16.36%		8.40%		Nov. 01, 2006
S&P 500® Index Class C Comparison (w/dividends reinvested)	S&P 500® Index (w/dividends reinvested)	13.69%		15.45%		7.43%		Nov. 01, 2006
Russell 2500TM Index Class C Comparison (w/dividends reinvested)	Russell 2500TM Index (w/dividends reinvested)	7.07%		16.36%		8.40%		Nov. 01, 2006
[1]	The total return figures for Class A include the maximum front-end sales charge of 5.50% imposed on purchases.
[2]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for 5 Years and Since Inception do not include the CDSC because there is no CDSC if shares are held longer than 1 year.

Performance information for Adviser Class shares is not shown because it had not commenced operations as of the date of this prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account (“IRA”).  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.